Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 150,670
Ending balance	186,579
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	150,670	€ 143,296
Remeasurement recognized in finance (income) or expense	35,909	15,763
Ending balance	€ 186,579	€ 159,059